Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (41,250,886)	$ (13,064,820)	$ (12,649,751)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44,682	16,153	61,178
Amortization of operating lease right-of-use asset	703,904
Changes in fair value of warrant liabilities	238,137
Investment loss	12,767
Loss on disposal of property and equipment			43,541
Provision for doubtful accounts			1,129,993
Gain on settlement of amounts due to a related party		(62,008)
Gain on settlement of loans from a third party	(658,092)
Gain on settlement of payables associate with litigations	(1,053,395)
Individual income tax expenses of settlement of employee lawsuits	1,498,421
Share-based compensation	3,197,050
Changes in assets and liabilities:
Advance to supplier	(1,475,995)		30,234
Deferred offering costs		(281,209)
Inventories, net	(1,670,193)
Prepaid expenses and other current assets	(11,412,275)	437,536	1,378,411
Amounts due from related parties, net		5,116	(8,304)
PIPE escrow account	(100,000,005)
Operating lease	(563,907)
Accounts payable	(2,456,329)	249,167	124,945
Accrued expenses and other current liabilities	(11,489,688)	6,022,652	9,226,781
Amounts due to related parties	(12,031,429)	570,540
Net cash used in operating activities	(178,367,233)	(6,106,873)	(662,972)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,207,225)
Proceeds on disposal of property and equipment			266,982
Purchases of intangible asset	(6,733)
Cash consideration for purchase of non-controlling interests		(21,703)
Loan to a related party	(1,489,853)
Collection of loan to related parties	5,840,626
Loan to a third party	(7,000,000)
Purchases of long-term investments	(2,972,210)
Net cash (used in)/provided by investing activities	(6,835,395)	(21,703)	266,982
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties, current	2,893,667	6,151,351
Loan proceeds from related parties, noncurrent	5,045,326
Repayments of loan from a related party
Proceeds from convertible debt	2,229,157
Repayments of convertible debt	(2,229,157)
Loan proceeds from third parties	272,413		217,259
Repayments of loan from a third party	(6,149,837)
Payments of offering cost	(16,231,089)
Proceeds from issuance of ordinary shares	2,717	30,799
Cash acquired on reverse recapitalization	8,794
Proceeds from PIPE	400,000,000
Proceeds from execution of warrants	6,747,660
Net cash provided by financing activities	392,589,651	6,182,150	217,259
Effect of exchange rate changes	4,562,153	609	1,876
Net increase in cash and cash equivalents	211,949,176	54,183	(176,855)
Cash and cash equivalents and restricted cash, at beginning of the period	60,497	6,314	183,169
Cash and cash equivalents and restricted cash, at end of the period	212,009,673	60,497	6,314
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Repayments of Magic loan by Mr. Nan Wu	3,337,792
Repayments of Magic loan by My Car	3,056,427
Expenses paid by the Company on behalf of related parties	6,082,991
Expenses paid by related parties on behalf of the Company	3,223,553
The claim on My Car transferred to Mr. Nan Wu	1,489,853
Settlement of Puluo Debts (Note 17)		168,661,251
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	$ 84,218